Property, Plant and Equipment and Right of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Line Items]
Gross value Beginning	$ 9,423	$ 8,071
Accumulated depreciation, Beginning	(4,433)	(3,968)
Gross value, Additions	6,225	2,288
Gross value, Disposals	(3,849)	(439)
Gross value, Transfer to tangible assets	(96)	(498)
Gross value, Ending	11,703	9,423
Accumulated depreciation, Additions	(1,521)	(1,365)
Accumulated depreciation, Disposals	2,818	395
Accumulated depreciation Transfer to tangible assets	48	498
Accumulated depreciation, Exchange rate difference	2	7
Accumulated depreciation, Ending	(3,086)	(4,433)
Net value	8,617	4,989
Buildings [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value Beginning	7,291	6,565
Accumulated depreciation, Beginning	(3,946)	(2,874)
Gross value, Additions	5,629	726
Gross value, Disposals	(3,613)
Gross value, Transfer to tangible assets
Gross value, Ending	9,307	7,291
Accumulated depreciation, Additions	(1,088)	(1,079)
Accumulated depreciation, Disposals	2,578
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation, Exchange rate difference		7
Accumulated depreciation, Ending	(2,456)	(3,946)
Net value	6,851	3,345
Vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value Beginning	162	276
Accumulated depreciation, Beginning	(144)	(180)
Gross value, Additions
Gross value, Disposals	(162)	(114)
Gross value, Transfer to tangible assets
Gross value, Ending		162
Accumulated depreciation, Additions	(20)	(34)
Accumulated depreciation, Disposals	162	70
Accumulated depreciation Transfer to tangible assets
Accumulated depreciation, Exchange rate difference	2
Accumulated depreciation, Ending		(144)
Net value		18
Equipment [Member]
Schedule of Right-of-Use Assets [Line Items]
Gross value Beginning	1,970	1,230
Accumulated depreciation, Beginning	(343)	(914)
Gross value, Additions	596	1,562
Gross value, Disposals	(74)	(325)
Gross value, Transfer to tangible assets	(96)	(498)
Gross value, Ending	2,396	1,970
Accumulated depreciation, Additions	(413)	(252)
Accumulated depreciation, Disposals	78	325
Accumulated depreciation Transfer to tangible assets	48	498
Accumulated depreciation, Exchange rate difference
Accumulated depreciation, Ending	(630)	(343)
Net value	$ 1,766	$ 1,626